Intangible Assets and Goodwill, Net - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 43,328,954
Balance at end of the period	42,724,218	$ 43,328,954
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626	14,113,626
Balance at end of the period	14,113,626	14,113,626
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,455,137
Balance at end of the period	29,314,935	29,455,137
Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	175,444
Balance at end of the period	35,242	175,444
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626
Balance at end of the period	14,113,626	14,113,626
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	62,798,367
Balance at end of the period	65,034,704	62,798,367
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,455,137	29,759,102
Impairment adjustments	(40,803)	(67,574)
Transfers and reclassifications	(99,399)
Effect of translation		(236,391)
Balance at end of the period	29,314,935	29,455,137
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	175,444	479,409
Impairment adjustments	(40,803)	(67,574)
Transfers and reclassifications	(99,399)
Effect of translation		(236,391)
Balance at end of the period	35,242	175,444
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626	14,113,626
Balance at end of the period	$ 14,113,626	$ 14,113,626